Stock-Based Compensation (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2011 employees	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award
Remaining weighted-average contractual term of RSUs (in years)		3
Stock-based compensation cost, unrecognized, related to non-vested awards.		$ 1,169,000,000	$ 1,044,000,000
Shares available for purchase (in shares)		124,800,000
Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Tax benefits realized from stock awards		283,000,000	293,000,000	156,000,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Fair value of stock units granted		803,000,000	421,000,000	467,000,000
Remaining weighted-average contractual term of RSUs (in years)		3
Fair value of stock units vested and released		373,000,000	503,000,000	272,000,000
Stock-based compensation cost, unrecognized, related to non-vested awards.		1,021,000,000	865,000,000	892,000,000
Fair value of stock units granted per non-executive employee, second quarter 2011	1,000
Number of non-executive employees to receive equity award grant, second quarter 2011	400,000
Weighted Average Grant Price
Weighted Average grant price, beginning balance (in dollars per share)		$ 110	$ 102	$ 100
Granted (in dollars per share)		$ 154	$ 122	$ 105
Released (in dollars per share)		$ 106	$ 98	$ 99
Canceled/forfeited (in dollars per share)		$ 122	$ 105	$ 101
Weighted Average grant price, ending balance (in dollars per share)		$ 129	$ 110	$ 102
Number of units
Beginning balance (in shares)		11,196,446	13,405,654	12,397,515
Granted (in shares)		5,196,802	3,459,303	4,432,449
Released (in shares)		(3,508,700)	(5,102,951)	(2,748,613)
Canceled/forfeited (in shares)		(665,947)	(565,560)	(675,697)
Ending balance (in shares)		12,218,601	11,196,446	13,405,654
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (in years)		3 years
Fair value of stock units granted		165,000,000	145,000,000	159,000,000
Fair value of stock units vested and released		141,000,000	153,000,000	120,000,000
Weighted Average Grant Price
Weighted Average grant price, beginning balance (in dollars per share)		$ 111	$ 107	$ 102
Granted (in dollars per share)		$ 154	$ 117	$ 101
Additional shares earned above target (in dollars per share)		$ 118	$ 103	$ 83
Released (in dollars per share)		$ 118	$ 103	$ 83
Canceled/forfeited (in dollars per share)		$ 118	$ 108	$ 111
Weighted Average grant price, ending balance (in dollars per share)		$ 122	$ 111	$ 107
Number of units
Beginning balance (in shares)		3,649,288	3,476,737	3,078,694
Granted (in shares)		1,055,687	1,239,468	1,568,129
Additional shares earned above target (in shares)		230,524	463,913	396,794
Released (in shares)		(1,189,765)	(1,486,484)	(1,440,099)
Canceled/forfeited (in shares)		(58,743)	(44,346)	(126,781)
Ending balance (in shares)		3,686,991	3,649,288	3,476,737
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award
Discount on purchase of common stock (as a percent)		5.00%
Maximum percentage of payroll deductions on eligible compensation (as a percent)		10.00%
Maximum stock purchases by employees, value		$ 25,000
Maximum stock purchases by employees (in shares)		1,000
Employees purchased shares under the ESPP (in shares)		1,900,000	2,400,000	3,200,000
Shares available for purchase (in shares)		5,400,000	7,200,000	9,600,000